Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Judgments And Estimates [Abstract]
Critical accounting judgments and key sources of estimation uncertainty
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Critical accounting judgments and key sources of estimation uncertainty

Certain accounting policies are considered to be critical to the Group. An accounting policy is considered to be critical if, in the Directors’ judgement, its selection or application materially affects the Group’s financial position or results. The application of the Group’s accounting policies also requires the use of estimates and assumptions that affect the Group’s financial position or results.

Below is a summary of areas in which estimation is applied primarily in the context of applying critical accounting judgements.

Critical judgements in applying Group accounting policies

Intangible assets – development costs capitalization

Assessing whether assets meet the required criteria for initial capitalization requires judgement. This requires an assessment of the expected future benefits from the projects to be capitalized, technical feasibility and commercial viability. In particular, internally generated intangible assets must be assessed during the development phase to identify whether the Group has the ability and intention to complete the development successfully.

Determining the costs of assets to be capitalized also requires judgement. Specifically, judgement and estimation is required to determine the directly attributable costs to be allocated to the asset to enable the asset to be capable of operating in the manner intended by management.

Recognition of a deferred tax asset

The Group has accumulated significant unutilized trading tax losses (refer to Note 10, Taxation). Deferred tax assets are recognized to the extent that it is probable that there are sufficient suitable deferred tax liabilities or future taxable profits that will be available against which deductible temporary differences can be utilized. The key area of judgement in respect of deferred tax accounting is the assessment of the expected timing and manner of realization or settlement of the carrying amounts of assets and liabilities held at the reporting date. In particular, assessment of whether it is probable that there will be suitable future taxable profits against which any deferred tax assets can be utilized is required. The Group reviews this assessment on an annual basis.

Non-controlling interest – Strategic arrangement with Alibaba and Richemont

During the year ended December 31, 2021, the Group formally signed an agreement to enter into a strategic arrangement with Alibaba and Richemont. As part of the agreement, Alibaba and Richemont invested $500 million in return for a combined 25% stake in Farfetch China Holdings Ltd. Management have concluded that most appropriate method to measure the non-controlling interest created from this transaction is to use the proportionate net assets method. The difference between the investment proceeds received and the non-controlling interest valuation is recorded within other reserves. For further information, refer to Note 26, Other reserves and Note 27, Non-controlling interests.

Acquisition of Palm Angels S.r.l (“Palm Angels”)

During the year ended December 31, 2021, the Group completed the acquisition of 60 percent of the ordinary share capital of Palm Angels for cash and share consideration. Applying the requirements of IFRS 3 - Business Combinations, management has concluded that this transaction represents the acquisition of an asset rather than a business combination. As IFRS does not directly address the accounting for the initial recognition of non-controlling interest on an asset acquisition, management has applied the principles of IFRS 3 – Business

Combinations and recognized the non-controlling interest using the proportionate share of net assets acquired method. For further information, refer to Note 26, Other reserves and Note 27, Non-controlling interests.

Identification of embedded derivative in borrowing arrangements

During the year ended December 31, 2020, the Group issued senior convertible notes for $250.0 million, $400.0 million and $600.0 million, with the $250.0 million convertible note now repaid during the year ended December 31, 2022. Each arrangement contains certain conversion options that are bifurcated from the contract and valued separately. For each senior convertible note, there is significant judgement in determining the options to be bifurcated and valued separately, the valuation model and valuation methodology.

Key sources of estimation uncertainty

Business combinations

We use our best estimates and assumptions to accurately assign fair value to the intangible assets acquired at the acquisition date. The estimation is primarily due to the judgmental nature of the inputs to the valuation models used to measure the fair value of these intangible assets, as well as the sensitivity of the respective fair values to the underlying significant assumptions. Where material, we use a discounted cash flow method of the income approach to measure the fair value of these intangible assets, and use specialists to assist us to develop certain estimates and assumptions. The significant estimates and assumptions used are in respect of (i) expected future revenue growth rates; (ii) anticipated operating margins; (iii) the useful lives of the acquired brand names; (iv) the discount rates to be applied to the estimated future cash flows; and (v) royalty rates used in estimating income savings.

We also use our best estimates and assumptions to accurately account for the value of put options over non-controlling interests, when applicable.

For details of business combinations refer to Note 31, Business combinations.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset, CGU or group of CGU's exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget and projections for the next five to seven years, according to the development and maturity of each CGU. The significant judgements and assumptions used in calculating the recoverable amount are (i) the expected future revenue growth rates, including the terminal growth rate (ii) the anticipated operating margin and (iii) the discount rates applied to the future cash flows of the CGUs. These estimates are most relevant to goodwill recognized by the Group.

Refer to Note 11, Intangible assets for further details on the assumptions and associated sensitivities.

Fair value of financial instruments, including embedded derivatives and put and call liabilities

Where the fair value of financial assets and liabilities recorded in the financial statements cannot be derived from active markets, their fair value is determined using valuation techniques including the Black Scholes option pricing model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required to establish fair values. The judgements include considerations of inputs such as the risk-free rate and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

When measuring the fair value of an asset or liability, the Group uses observable market data to the greatest extent possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques. For more information, including further details on assumptions and associated sensitivities, please refer to Note 19, Financial instruments and financial risk management.

2021 CEO Performance-Based Restricted Stock Unit (“PSU”) Award

On May 24, 2021, the Board of Directors of the Company (the "Board") unanimously approved the recommendation of the Compensation Committee of the Board to grant a long-term PSU under the Group’s 2018 Farfetch Employee Equity Plan (the “2018 Plan”) to José Neves, the Group’s Founder, Chief Executive Officer and Chairman of the Board (the “CEO”). The grant is 8,440,000 PSUs, which only vest, if at all, based on the Group’s achievement of pre-determined increases in the Group’s stock price over an eight-year period. For further information on this award, refer to Note 23, Employee benefit obligations and share-based payments.

Management has valued the related employers tax liability for these awards using the intrinsic value method based on the current and expected performance of the Group's share price over the performance period. The number of shares expected to vest is determined by analyzing the Group's share price movements during the performance period and extrapolating them into the future in order to determine whether the relevant share price hurdles have been met. If it is concluded that the share price hurdles have been achieved and therefore those awards are expected to vest in a future period, a corresponding provision is recognized based on the number of shares expected to vest and the expected future share price.

Minority investment in Neiman Marcus Group

On May 31, 2022, Farfetch UK Limited invested $200 million in the Neiman Marcus Group in exchange for a minority shareholding. Considering Farfetch’s ownership percentage and the absence of any shareholder rights that would indicate significant influence, the investment was recognized at cost and subsequently measured at fair value through other comprehensive income ("FVTOCI"), in line with the requirements of IFRS 9 - Financial instruments. Given that the investment is in a private entity, estimation uncertainty arises due to the fact that unobservable inputs such as historical financial information and assumptions relating to market multiples are used to determine the fair value of the investment as of December 31, 2022.